united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska 68137

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, New York 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 12/31/14

Item 1. Reports to Stockholders.

Changing Parameters Portfolio

Annual Report
December 31, 2014

Investor Information: 1-866-618-3456

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Changing Parameters Portfolio. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Changing Parameters Portfolio

January 31, 2015

The Changing Parameters Portfolio (the “Portfolio”), a series of Northern Lights Variable Trust, began trading on October 2, 2007. The strategy of the Portfolio is to enter the market when our proprietary models indicate a suitable uptrend in one or more bond market sectors. When the models no longer indicate an uptrend, the Portfolio seeks to be defensive and moves into shorter duration sectors of the bond market and/or money market instruments.

The Portfolio’s returns for this 12-month period were modest. Gains and income distributions from mutual fund bond investments during the year were the primary contributor to the increase in share price. Top performing sectors included High Yield Muni bond, High Yield Corporate bond, and Multi-Sector bond funds. All positions were consistent with the Portfolio’s overall investment strategy. The Portfolio’s opening price for the period was $9.22 a share, and as of the end of the year it was $9.17. This was after a non-taxable, Section 855 distribution of $0.1798 in December, for a total return of 1.41%. The Portfolio’s return for the period was not as great as the return for the Barclay’s Capital U.S. Aggregate Bond Index or the Barclay’s Long Treasury Index.

A slowly growing economy did allow the Portfolio to be invested in longer duration bond funds for much of the year, capturing growth and interest at greater than money market rates. However, dramatically declining oil prices and increased market volatility in the second half of the year reduced some of these early gains. As always, portfolio management for the period emphasized safety and sought to reduce sudden downward moves by using investment classes that often have lower volatility, such as High Yield and Multi-Sector bonds. This limited the potential for dramatic swings and at the same time generated slower but steadier risk adjusted long-term growth.

David Levenson	Howard Smith
Portfolio Manager	Portfolio Manager

The Barclay’s Capital U.S. Aggregate Bond Index is a broad-based index often used to represent investment-grade bonds traded in the United States. The Barclay’s Long Treasury Index is an index created by using the longest maturity U.S. Treasury Bond and taking the percent daily total returns. Index returns do not reflect a deduction for fees, expenses, or taxes. Investors cannot invest directly in an index.

The data quoted above represents past performance and does not indicate future returns. The value of an investment in the Portfolio and the return on investment will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost. Total return is calculated assuming reinvestment of all dividends. For more performance numbers current to the most recent month-end please call 1-650-327-7705.

Before investing, please read the Portfolio’s prospectus and shareholder reports to learn about its investment strategy and potential risks. Mutual fund investing involves risk, including loss of principal. An investor should also consider the Portfolio’s investment objective, risks, charges and expenses carefully before investing. This and other information about the Portfolio is contained in the Portfolio’s prospectus. To obtain an additional copy of the prospectus call 1-650-327-7705. Please read the prospectus carefully before investing. The Changing Parameters Portfolio is offered through Jefferson National Life Insurance Company.

Review Code: 2079-NLD-2/3/2015

1

Changing Parameters Portfolio
PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)
Since Inception through December 31, 2014*

Annualized Total Returns as of December 31, 2014
	One Year	Three Year	Five Year	Since Inception*
Changing Parameters Portfolio	1.41%	4.23%	1.78%	0.13%
Barclays Long Treasury Index**	25.07%	4.20%	9.96%	8.64%
Barclays U.S. Capital Aggregate Bond Index***	5.97%	2.66%	4.45%	5.00%

*	The Portfolio commenced operations on October 2, 2007.

**	The Barclays Long Treasury Index is an index created by using the longest maturity U.S. Treasury Bond and taking the percent daily total returns. Investors cannot invest directly in an index or benchmark. Index and Portfolio performance are calculated assuming reinvestment of all dividends and distributions. Investors cannot invest directly in an index.

***	The Barclays U.S. Capital Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. The index includes Treasury securities, Government agency bonds, Mortgage-backed bonds, Corporate bonds, and a small amount of foreign bonds traded in the U.S.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than their original cost. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Portfolio distributions or the redemption of the Portfolio’s shares as well as other charges and expenses of the insurance contract, or separate account. As of the Portfolio’s most recent prospectus dated May 1, 2014, the Portfolio’s gross expense ratio was 3.37%. For performance information current to the most recent month-end, please call 1-866-618-3456.

PORTFOLIO COMPOSITION as of December 31, 2014

% of Net Assets
Short-Term Investments	49.6%
Mutual Funds	19.9%
Exchange Traded Funds	18.3%
Other Assets Less Liabilities	12.2%
Total Net Assets	100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed analysis of the Portfolio’s holdings.

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Changing Parameters Portfolio
PORTFOLIO OF INVESTMENTS
December 31, 2014

Shares		Value
	MUTUAL FUNDS - 19.9%
	DEBT FUNDS - 19.9%
484	Columbia Income Opportunities Fund - A Shares	$4,792
173,237	Nuveen High Yield Fund - I Shares	2,991,797
	TOTAL MUTUAL FUNDS (Cost $2,914,587)	2,996,589

	EXCHANGE TRADED FUNDS - 18.3%
	DEBT FUNDS - 18.3%
13,615	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	1,372,800
58,163	PowerShares Senior Loan Portfolio	1,397,657
	TOTAL EXCHANGE TRADED FUNDS (Cost $2,773,593)	2,770,457

	SHORT-TERM INVESTMENTS - 49.6%
	MONEY MARKET FUNDS - 36.4%
4,496,091	Federated Government Obligations Fund, Institutional 0.01% +	4,496,091
1,004,583	Fidelity Institutional Money Market Funds - Treasury Only Portfolio, Class I 0.01% +	1,004,583
	TOTAL MONEY MARKET FUNDS (Cost $5,500,674)	5,500,674

	U.S. TREASURY - 13.2%
2,000,000	U.S. Treasury Bill 0.01% due 3/26/2015 (Cost $1,999,977)	1,999,977
	TOTAL SHORT-TERM INVESTMENTS (Cost $7,500,651)	7,500,651

	TOTAL INVESTMENTS - 87.8% (Cost $13,188,831) (a)	$13,267,697
	OTHER ASSETS LESS LIABILITIES - 12.2%	1,830,893
	NET ASSETS - 100.0%	$15,098,590

+	Reflects 7-day effective yield at December 31, 2014.

(a)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $13,207,640 and differs from value by net unrealized appreciation/(depreciation) of securities as follows:

Unrealized appreciation:	$82,021
Unrealized depreciation:	(21,964)
Net unrealized appreciation:	$60,057

See accompanying notes to financial statements.

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Changing Parameters Portfolio
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2014

Assets:
Investments in Securities at Value (identified cost $13,188,831)	$13,267,697
Receivable for Securities Sold	1,842,117
Dividends and Interest Receivable	27,207
Deposits with Broker	9,200
Prepaid Expenses and Other Assets	386
Total Assets	15,146,607

Liabilities:
Payable for Securities Purchased	13,793
Fees Payable to Other Affiliates	6,174
Accrued Distribution Fees	6,171
Accrued Advisory Fees	2,651
Payable for Portfolio Shares Redeemed	781
Other Accrued Expenses	18,447
Total Liabilities	48,017

Net Assets (Unlimited shares of no par value authorized; 1,646,200 shares of beneficial interest outstanding)	$15,098,590

Net Asset Value, Offering and Redemption Price Per Share
($15,098,590/ 1,646,200 shares of beneficial interest outstanding)	$9.17

Composition of Net Assets:
At December 31, 2014, Net Assets consisted of:
Paid-in capital	$15,401,498
Undistributed net investment income	262,613
Accumulated net realized loss on investments	(644,387)
Net unrealized appreciation on investments	78,866
Net Assets:	$15,098,590

See accompanying notes to financial statements.

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Changing Parameters Portfolio
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2014

Investment Income:
Dividend Income	$633,849
Interest Income	257
Total Investment Income	634,106

Expenses:
Investment Advisory Fees	233,263
Distribution Fees	69,979
Administration Fees	36,763
Fund Accounting Fees	21,598
Audit Fees	16,000
Legal Fees	15,958
Transfer Agent Fees and Expenses	14,530
Chief Compliance Officer Fees	12,193
Interest Expense	10,789
Trustees’ Fees	8,566
Printing Expenses	6,811
Custody Fees	4,790
Line of Credit Fees	4,544
Insurance Expenses	727
Total Expenses	456,511
Less: Fees Waived by Adviser	(91,275)

Net Expenses	365,236

Net Investment Income	268,870

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Loss From Security Transactions	(142,471)
Distributions of Realized Gains From Underlying Investment Companies	4,439
Net Change in Unrealized Appreciation of Investments	82,737
Net Realized and Unrealized Loss on Investments	(55,295)

Net Increase in Net Assets Resulting From Operations	$213,575

See accompanying notes to financial statements.

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Changing Parameters Portfolio
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year	For the Year
	Ended	Ended
	December 31, 2014	December 31, 2013

Operations:
Net Investment Income	$268,870	$292,291
Net Realized Gain (Loss) on Security Transactions	(142,471)	501,912
Distributions of Realized Gains From Underlying Investment Companies	4,439	71,925
Net Change in Unrealized Appreciation (Depreciation) of Investments	82,737	(508,799)
Net Increase in Net Assets
Resulting From Operations	213,575	357,329

Distributions to Shareholders From:
Net Investment Income ($0.18 and $0.31 per share, respectively)	(291,652)	(493,335)
Total Distributions to Shareholders	(291,652)	(493,335)

Beneficial Interest Transactions:
Proceeds from Shares Issued (43,893 and 271,776 shares, respectively)	414,262	2,582,636
Distributions Reinvested (31,770 and 53,740 shares, respectively)	291,652	493,335
Cost of Shares Redeemed (94,232 and 233,191 shares, respectively)	(886,731)	(2,219,145)
Total Beneficial Interest Transactions	(180,817)	856,826

Increase (Decrease) in Net Assets	(258,894)	720,820

Net Assets:
Beginning of Year	15,357,484	14,636,664
End of Year *	$15,098,590	$15,357,484

* Includes Undistributed Net Investment Income at End of Year	$262,613	$285,395

See accompanying notes to financial statements.

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Changing Parameters Portfolio
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	For the Year Ended December 31, 2014		For the Year Ended December 31, 2013		For the Year Ended December 31, 2012		For the Year Ended December 31, 2011	For the Year Ended December 31, 2010

Net Asset Value, Beginning of Year	$9.22		$9.31		$8.69		$8.85	$9.14
Increase (Decrease) From Operations:
Net investment income (a)	0.16		0.18		0.31		0.17	0.10
Net realized and unrealized gain (loss) on investments	(0.03)		0.04		0.48		(0.23)	(0.36)
Total from operations	0.13		0.22		0.79		(0.06)	(0.26)

Less Distributions:
From net investment income	(0.18)		(0.31)		(0.17)		(0.10)	—
From net realized gains on investments	—		—		—		—	(0.03)
Total Distributions	(0.18)		(0.31)		(0.17)		(0.10)	(0.03)

Net Asset Value, End of Year	$9.17		$9.22		$9.31		$8.69	$8.85

Total Return (b)	1.41%		2.33%		9.12%		(0.72)%	(2.82)%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$15,099		$15,357		$14,637		$13,771	$13,932
Ratio of expenses to average net assets:
Before expense reimbursement (c)	2.94	% (g)	2.82	% (f)	2.88	% (e)	2.91%	2.95%
Net of expense reimbursement (c)	2.35	% (g)	2.28	% (f)	2.26	% (e)	2.25%	2.25%
Ratio of net investment income to average net assets:
Before expense reimbursement (c,d)	1.14	% (g)	1.40	% (f)	2.82	% (e)	1.23%	0.45%
Net of expense reimbursement (c,d)	1.73	% (g)	1.94	% (f)	3.44	% (e)	1.89%	1.15%
Portfolio turnover rate	464%		396%		162%		390%	521%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(c)	Does not reflect the expenses of the underlying funds in which the Portfolio invests.

(d)	Timing of net investment income is affected by the timing of the distributions of the underlying funds in which the Portfolio invests.

(e)	Includes 0.01% for the year ended December 31, 2012 attributed to margin interest expense.

(f)	Includes 0.03% for the year ended December 31, 2013, attributed to margin interest expense and line of credit fees.

(g)	Includes 0.10% for the year ended December 31, 2014, attributed to margin interest expense and line of credit fees.

See accompanying notes to financial statements.

7

Changing Parameters Portfolio
NOTES TO FINANCIAL STATEMENTS
December 31, 2014

1.	Organization

Changing Parameters Portfolio (the “Portfolio”) is a series of shares of beneficial interest of the Northern Lights Variable Trust (the “Trust”), a Delaware statutory trust organized on November 2, 2005. The Portfolio is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company. The Portfolio is an investment vehicle for variable annuity contracts and flexible premium variable life insurance policies, qualified pension and retirement plans and certain unregistered separate accounts. The investment objective of the Portfolio is total return. The Portfolio commenced operations on October 2, 2007.

2.	SUMMARY OF Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Portfolio in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – The Portfolio may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurance that the market discount or market premium on shares of any closed-end investment company purchased by the Portfolio will not change.

The Portfolio may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Exchange Traded Funds – The Portfolio may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of

8

Changing Parameters Portfolio
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2014

securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Portfolio may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Fair Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

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Changing Parameters Portfolio
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2014

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2014 for the Portfolio’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,996,589	$—	$—	$2,996,589
Exchange Traded Funds	2,770,457	—	—	2,770,457
Short-Term Investments	5,500,674	1,999,977	—	7,500,651
Total	$11,267,720	$1,999,977	$—	$13,267,697

The Portfolio did not hold any Level 3 securities during the year. There were no transfers into or out of Level 1 and Level 2 during the year. It is the Portfolio’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting year.

*	See Portfolio of Investments for industry classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and Federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Credit Facility – The Portfolio has entered into a revolving line of credit agreement with Huntington National Bank for investment purposes subject to the limitations of the 1940 Act for borrowings. The maximum amount of borrowing allowed under the agreement is the lesser of $3,750,000 or 30% of the Fund’s daily market value. The Fund will be charged an annual fee of 1/8% of 1% of $3,750,000 for this agreement. Borrowings under this agreement bear interest at a rate equal to the London Interbank Offered Rate plus 1.25%, per annum, on the principal balance outstanding. During the year ended December 31, 2014, the Portfolio incurred $10,789 of interest expense related to the borrowings. Average borrowings and the average interest rate during the year ended December 31, 2014 were $989,941 and 1.40%, respectively. The largest outstanding borrowing during the year ended December 31, 2014 was $3,463,977. As of December 31, 2014, the Portfolio had $0 outstanding borrowings.

Expenses – Expenses of the Trust that are directly identifiable to a specific portfolio are charged to that portfolio. Expenses, which are not readily identifiable to a specific portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the portfolios in the Trust.

Federal Income Taxes – The Portfolio intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income and net realized gains, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management reviewed the tax positions in the open tax years of 2011 - 2013 and during the year ended December 31, 2014 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years. The Portfolio has identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Portfolio makes significant investments. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Portfolio did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Portfolio will declare and pay net realized capital gains, if any,

10

Changing Parameters Portfolio
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2014

annually also recorded on the ex-date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	Advisory Fee and Other Related Party Transactions

Advisory Fees – Pursuant to an investment advisory agreement between the Trust, on behalf of the Portfolio, and Changing Parameters, LLC (the “Adviser”) (the “Advisory Agreement”), investment advisory services are provided to the Portfolio. Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.50% of the average daily net assets of the Portfolio. For the year ended December 31, 2014, the Adviser earned $233,263 in advisory fees.

The Adviser has contractually agreed, at least until April 30, 2016, to limit the Portfolio’s total operating expenses (other than any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) by reducing all or a portion of its fees and reimbursing the Portfolio, so that its ratio of annual expenses to average net assets will not exceed 2.25%. Fees waived or expenses reimbursed may be recouped by the Adviser for a period up to three fiscal years from the date the fee or expense was waived or reimbursed. However, no recoupment payment will be made if it would result in the Portfolio exceeding the contractual expense limitation described above. For the year ended December 31, 2014, the Adviser waived advisory fees totaling $91,275. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $262,710 at December 31, 2014, and will expire on December 31 of the following years: 2015 - $89,649; 2016 – $81,786; 2017- $91,275.

Pursuant to a separate servicing agreement with Gemini Fund Services, LLC (“GFS”), the Portfolio pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Portfolio. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Portfolio who are not paid any fees directly by the Portfolio for serving in such capacities.

In addition, certain affiliates of GFS provide ancillary services to the Portfolio as follows:

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Portfolio.

Gemcom, LLC (“Gemcom”) – Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolio on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Portfolio.

11

Changing Parameters Portfolio
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2014

4.	Distribution plan

The Board, on behalf of the Portfolio, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides for a monthly service and/or distribution fee at an annual rate of up to 0.50% of the Portfolio average daily net assets. Currently, the Board has authorized the Portfolio to pay 12b-1 fees at an annual rate of up to 0.45%, which is paid to Jefferson National Life Insurance Company for distribution and promotional activities and services.

5.	Investment Transactions

For the year ended December 31, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $60,975,077 and $70,475,714, respectively.

6.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Portfolio currently invests a portion of its assets in the Federated Government Obligations Fund. The Portfolio may redeem its investment from the Federated Government Obligations Fund at any time if the Adviser determines that it is in the best interest of the Portfolio and its shareholders to do so.

The performance of the Portfolio may be directly affected by the performance of the Federated Government Obligations Fund. The Federated Government Obligations Fund may invest in short-term U.S. Treasury and government securities, including repurchase agreements collateralized by the U.S. Treasury and government agency securities for higher yield potential than a Treasury-exclusive portfolio. The financial statements of the Federated Government Obligations Funds including the portfolio of investments, can be found at the Federated Government Obligations Fund’s website www.federatedinvestors.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Portfolio’s financial statements. As of December 31, 2014 the percentage of the Portfolio’s net assets invested in the Federated Government Obligations Fund was 29.8%.

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Portfolio creates presumption of the control of the Portfolio, under section 2(a)(9) of the 1940 Act. As of December 31 2014, Jefferson National Life Insurance Company held 100% of the voting securities of the Portfolio. The Trust has no knowledge as to whether all or any portion of the shares owned of record by Jefferson National Life Insurance Company are also owned beneficially.

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Portfolio distributions paid for the years ended December 31, 2014 and December 31, 2013 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2014	December 31, 2013
Ordinary Income	$291,652	$493,335
	$291,652	$493,335

As of December 31, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$268,065	$—	$(458,421)	$(5,452)	$(167,157)	$60,057	$(302,908)
12

Changing Parameters Portfolio
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2014

The difference between book basis and tax basis undistributed net investment income, unrealized appreciation, and accumulated net realized loss from investments is primarily attributable tax deferral of losses on wash sales and the unamortized portion of organization expenses for tax purposes.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses of 167,157.

At December 31, 2014, the Portfolios had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	Expiring
$458,421	$—	$458,421	12/31/2018

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

13

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Variable Trust
and the Shareholders of Changing Parameters Portfolio

We have audited the accompanying statement of assets and liabilities of Changing Parameters Portfolio (the “Portfolio”), a series of shares of beneficial interest in Northern Lights Variable Trust, including the portfolio of investments, as of December 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Changing Parameters Portfolio as of December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and its financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
February 13, 2015

14

Changing Parameters Portfolio
DISCLOSURE OF PORTFOLIO EXPENSES (Unaudited)
December 31, 2014

As a shareholder of the Portfolio you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Portfolio operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

The example is based on an investment of $1,000 invested and held for the entire period from July 1, 2014 through December 31, 2014.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, as well as other charges and expenses of the insurance contract, or separate account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (7/1/14)	Ending Account Value (12/31/14)	Expenses Paid During the Period* (7/1/14 to 12/31/14)
Actual	$1,000.00	$970.90	$11.92
Hypothetical (5% return before expenses)	$1,000.00	$1,013.11	$12.18

*	Expenses Paid During the Period are equal to the Portfolio’s annualized expense ratio of 2.40%, multiplied by the average account value over the period, multiplied by 184 days and divided by 365 (to reflect the number of days in the year ending December 31, 2014).
15

Changing Parameters Portfolio
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2014

Changing Parameters Portfolio* (Adviser- Changing Parameters LLC)

In connection with the regular meeting held on August 12 and 13, 2014, the Board of Trustees (the “Trustees”) of the Northern Lights Variable Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement by and among Changing Parameters LLC (“CP LLC”) and the Trust, with respect to Changing Parameters Portfolio (the “Portfolio”). In considering the approval of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Services. The Trustees noted that CP LLC was founded in 2004 and is currently managing approximately $147 million in assets primarily providing investment management services for two mutual funds. The Board reviewed the background information on the key investment personnel responsible for servicing the Portfolio and noted the transition of retired Co-Fund Portfolio Manager Robert Levenson to his son David Levenson effective January 2014. The Trustees considered that David Levenson has been with the adviser since its founding in 2004 and is intimate with the Portfolios operations and implementation and maintenance of the strategies since that time, to which the Board confirmed its satisfaction. They discussed the other Co-Fund Portfolio Manager, Howard Smith, who the Board knows well and noted their satisfaction with, who has been with the adviser since its founding in 2004 and has extensive financial industry experience from previous positions held at a major financial services firm and at CP LLC. The Board further noted that one of the firm’s principal owners, who retired in 2010 from active management, will be selling her ownership interests to Howard Smith who will become sole shareholder of the company following the transaction. The Board discussed the transition in depth and agreed these changes will not have any negative impact on the adviser’s ability to operate and service the Portfolio effectively. The Board reaffirmed that the adviser has access to a staff of dedicated financial professionals providing various levels of support and management services to the Portfolio including trading model development, market research, business development, client service, compliance, and trade execution. They noted positively that the adviser utilizes a variety of computer based proprietary algorithms, developed and maintained by the adviser, to make its investment decisions generally based on principles of momentum within the markets. While not all strategy risk can be eliminated, the Board reviewed the adviser’s approach to interest rate and leverage risk and was satisfied that it shortens the duration of the mutual funds and ETF’s that it holds, focusing more on sectors of the bond market that fare better in rising interest rate environments and how they limit the use of leverage to when a majority if a sectors quantitative investment models generate buy signals. The Trustees further considered that with a dedicated compliance staff, the adviser monitors compliance with the Portfolio’s investment limitations by using pre and post trade checklists along with using monthly and quarterly checklists to monitor trading activity. An additional due diligence process the Board considered positive was that each month the adviser reviews and tests one section of its compliance manual to ensure effectiveness. The Trustees noted that the adviser reported no material compliance or litigation issues also noting that shareholders of the Portfolio are also direct clients of the adviser benefiting from additional financial services with no additional

16

Changing Parameters Portfolio
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2014

charges. The Board expressed its overall satisfaction with the CP LLC organization, strong compliance culture, and its high client retention rate. Upon reviewing and discussing the changes taking place, the Board concluded that they see no reason why the Portfolio will not continue to benefit from high quality service, which will also benefit the shareholders.

Performance. The Trustees noted that the Portfolio had substantially the same performance and performance characteristics as the retail fund managed by the Adviser (the “Fund”). The Trustees noted that the Fund is currently rated as a “2 Star” fund by Morningstar, and ranks in the 66th percentile for the one year ended August 6, 2014. They noted that, when looking at the Fund’s performance statistics over the last 3 years compared to the last five years, the adviser has improved performance in a meaningful amount. Over the five year timeframe, they further noted, the Fund lagged the Barclays Aggregate benchmark, the Morningstar Multisector Bond category, the Barclays Capital Credit Bond Index, and the adviser’s selected peer group. The Trustees considered, however, that in the last three years the Fund has outperformed the Barclays Aggregate Bond Index and its peer group, and has also improved its Alpha generation. They discussed that the Fund’s Alpha has beaten the Morningstar category average with Alpha of 3.94% compared to 3.39%. The Trustees noted that the Fund has also improved its sharpe ratio from 0.75% to 1.89%, and this improvement can be attributed to its better upside capture while continuing its low downside capture and reduced standard deviation while maintaining reasonable returns. The Trustees agreed that the adviser has shown the ability to improve performance and that it has the ability to provide reasonable performance in the future.

Fees and Expenses. The Trustees noted the adviser charges an advisory fee of 1.50%. They compared the fee to the peer group average (0.64%) and Morningstar category average (0.57%) noting the fee is higher than any of the funds in the peer group and as high as the highest fund in the Morningstar category. The Trustees noted favorably the competitiveness of the fee relative to the fee charged by the adviser to its other clients. The Trustees considered that the portfolio has high turnover, indicating an active strategy and adviser described “dynamic management”, which may support the higher advisory fee. They further considered the size of peer group funds noting that many are well established mutual fund complexes with national reach, that are on average much larger than the size of the Portfolio, and may have infrastructure that may permit them to realize significant economies in operation and administration not otherwise available to the Portfolio. The Trustees concluded that the fee is not unreasonable.

Economies of Scale. The Trustees noted the absence of breakpoints, but considered, given the size of the Portfolio, breakpoints are not realistic at this time. They noted that the adviser has indicated its willingness to discuss the matter with the Board as the Portfolio grow, and its scale and profitability increase. The Trustees noted that economies do not appear to have been reached at this time, and agreed that the matter of economies of scale would be revisited if the size of the Portfolio materially increases.

Profitability. The Trustees considered the profitability analysis provided by the adviser and noted the adviser realized a net loss in connection with its relationship with the Portfolio. The Trustees concluded that the adviser’s level of profitability from its relationship with the Fund is not excessive and came to the same conclusion with respect to the Portfolio.

Conclusion. Having requested and received such information from the adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreements and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is

17

Changing Parameters Portfolio
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2014

reasonable and that approval of the Advisory Agreements is in the best interests of the shareholders of Portfolio.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Portfolio.

SHAREHOLDER VOTING RESULTS

At a Special Meeting of Shareholders of the Trust, held at the offices of Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, on Thursday, November 20, 2014, Trust shareholders of record as of the close of business on October 8, 2014 voted to approve the following proposal:

Proposal 1: To approve a new Investment Advisory Agreement between the Trust, on behalf of the Portfolio, and the Adviser.

Shares Voted In Favor	Shares Voted Against or Abstentions
1,639,582	0

This approval was requested in relation to a change of control of the Adviser.

18

Changing Parameters Portfolio
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2014

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	100	Two Roads Shared Trust (since 2012) (Chairman of the Valuation Committee); Forethought Variable Insurance Trust (since 2013) (Lead Independent and Chairman of the Valuation Committee); Independent Director OHA Mortgage Strategies Fund (offshore), Ltd. (since 2014); and Northern Lights Fund Trust (since 2013)

Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011).	100	Schroder Global Series Trust and Two Roads Shared Trust (since 2012); and Northern Lights Fund Trust (since 2013)
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Consultant to small and emerging businesses (since 2000).	100	AdvisorOne Funds (2004-2013); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust. (2007 – May, 2010); The Z- Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisers Trust (2007 – February 2011), Global Real Estate Fund (2008-2011), The World Funds Trust (2010-2013) and Northern Lights Fund Trust (since 2005)
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired since 2012. Formerly, Founder, Partner and President, Orizon Investment Counsel, Inc. (2000-2006); Chief Investment Officer (2000 - 2010).	100	AdvisorOne Funds (16 portfolios) (since 2003); Alternative Strategies Fund (since 2010); and Northern Lights Fund Trust (since 2005)
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	131	Northern Lights Fund Trust (since 2011); NLFT III (since February 2012); Alternative Strategies Fund (since 2012)
Mark H. Taylor Born in 1964	Trustee Since 2007	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); President, Auditing Section of the American Accounting Association (2012-2015); Former member of the AICPA Auditing Standards Board, AICPA (2008-2011); Fellow, Office of the Chief Accountant, United States Securities Exchange Commission (2005-2006).	131	Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund, Inc. (LFTAX) (Director and Audit Committee Chairman) (2007-2012); NLFT III (since February 2012); Northern Lights Fund Trust (since 2007)

12/31/14-NLVT-V4

19

Changing Parameters Portfolio
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2014

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Andrew Rogers*** 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Trustee Since 2013; President Since 2006	Chief Executive Officer, Gemini Alternative Funds, LLC (since 2013); Chief Executive Officer, Gemini Hedge Fund Services, LLC (since 2013); Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly President and Manager, GemCom LLC (2004 - 2011).	100	Northern Lights Fund Trust (since 2013)

Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, GemCom, LLC (2004 - 2013).	N/A	N/A
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 Born in 1976	Secretary Since 2011	Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).	N/A	N/A

Emile R. Molineaux Born in 1962	Chief Compliance Officer Since 2011	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011); General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC (2004 - June 2012); Secretary and CCO, Northern Lights Compliance Services, LLC; (2003-2011); In-house Counsel, The Dreyfus Funds (1999–2003).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust II (“NLFT II”), Northern Lights Fund Trust III (“NLFT III”) and the Northern Lights Variable Trust (“NLVT”).

***	Andrew Rogers is an “Interested Trustee” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant and Transfer Agent).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-866-618-3456.

12/31/14-NLVT-V4

20

PRIVACY NOTICE

Northern Lights Variable Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603
21

PRIVACY NOTICE

Northern Lights Variable Trust

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Variable Trust doesn’t jointly market.
22

Investment Adviser
Changing Parameters, LLC
250 Oak Grove Avenue, Suite A
Menlo Park, CA 94025

Administrator
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

How to Obtain Proxy Voting Information

Information regarding how the Portfolio votes proxies relating to portfolio securities for the most recent 12-month period ending June 30 as well as a description of the policies and procedures that the Portfolio used to determine how to vote proxies is available without charge, upon request, by calling 1-866-618-3456 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-618-3456.

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)(ii) The Registrant’s board of trustees has determined that Mark Gersten, Anthony J. Hertl, and Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Gersten, Mr. Hertl and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2014 - $14,000

2013 - $14,000

(b)	Audit-Related Fees
2014 – N/A
2013 – N/A

(c)	Tax Fees

2014 - $2,000

2013 - $2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2014 – N/A

2013 - N/A

(e) (1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

2014 2013

Audit-Related Fees: 0.00% 0.00%

Tax Fees: 0.00% 0.00%

All Other Fees: 0.00% 0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2014 - $2,000

2013 - $2,000

(h) The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)	Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 3/12/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 3/12/2015

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer

Date 3/12/2015